Bonds and Loans - Narrative (Details) € in Millions, ¥ in Millions, $ in Millions	Apr. 23, 2022 USD ($)	Mar. 24, 2022 USD ($)	Dec. 13, 2021 USD ($)	Sep. 30, 2021	Aug. 10, 2021 EUR (€)	Jun. 11, 2021 USD ($)	May 17, 2021 USD ($)	Mar. 31, 2022 JPY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Oct. 14, 2021 JPY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2019 JPY (¥)	Dec. 03, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowing availability | ¥														¥ 700,000
Borrowing, extension period				1 year
USD Unsecured Senior Notes
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings							$ 200
Notional									$ 200
USD Unsecured Senior Notes | Currency swap contract, cancelled
Disclosure of detailed information about borrowings [line items]
Notional									200
USD Japan Bank for International Cooperation 2019
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings			$ 1,700			$ 2,000
Bank borrowings									3,700						$ 3,700
2018 EUR Unsecured Senior Notes – variable rate
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings | €					€ 1,500
Notional | €										€ 750
JPY Unsecured Senior Bonds – fixed rate
Disclosure of detailed information about borrowings [line items]
Notional | ¥								¥ 250,000			¥ 250,000
Unsecured Senior Notes Assumed in Shire Acquisition
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings		$ 1,500
Notional									4,000			$ 5,500
Unsecured Senior Notes Assumed in Shire Acquisition
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	$ 219
Notional									1,520
USD Syndicated Loans 2017
Disclosure of detailed information about borrowings [line items]
Bank borrowings									1,500
USD Syndicated Loans 2017 | Currency swap, buying
Disclosure of detailed information about borrowings [line items]
Notional																$ 925
USD Syndicated Loans 2017 | Interest rate swaps
Disclosure of detailed information about borrowings [line items]
Notional																$ 575
2018 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Notional									3,250
2018 USD Unsecured Senior Notes – fixed rate | Currency swap, buying
Disclosure of detailed information about borrowings [line items]
Notional													$ 1,750
2020 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Notional									$ 7,000
2020 USD Unsecured Senior Notes – fixed rate | Currency swap, buying
Disclosure of detailed information about borrowings [line items]
Notional													$ 4,000